Activity for Option Plans (Detail) - $ / shares shares in Thousands	12 Months Ended
Dec. 31, 2014
Shares Under Option
Shares Under Options outstanding, beginning balance	1,272
Shares Under Option, Granted	244
Shares Under Option, Exercised	(715)
Shares Under Option, Forfeited	(33)
Shares Under Options outstanding, ending balance	768
Shares Under Options, Options exercisable, ending balance	179
Weighted-Average Exercise Price
Weighted-Average Exercise Price of Options outstanding, beginning balance	$ 72.81
Weighted-Average Exercise Price, Granted	102.91
Weighted-Average Exercise Price, Exercised	72.27
Weighted-Average Exercise Price, Forfeited	82.78
Weighted-Average Exercise Price of Options outstanding, ending balance	82.45
Weighted-Average Exercise Price, Options exercisable, ending balance	$ 67.57